DELAWARE GROUP® INCOME FUNDS
Delaware Core Bond Fund
(the "Fund")

Supplement to the Fund's
Class A * Class C * Class R Prospectus
dated September 30, 2009

The following replaces the information under the heading, "Delaware Core Bond Fund Symbols" on the back cover of the Fund's prospectus:

	CUSIP	Nasdaq
Class A	245908710	DPFIX
Class C	245908694	DCBCX
Class R	245908686	DEBRX

Please keep this Supplement for future reference.

This Supplement is dated October 16, 2009.